Cover	Jun. 22, 2024
Document Information Line Items
Entity Registrant Name	Airship AI Holdings, Inc.
Entity Central Index Key	0001842566
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 22, 2024
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-4974766
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40222
Common Stocks Member
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	AISP
Security Exchange Name	NASDAQ
Warrants Member
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	AISPW
Security Exchange Name	NASDAQ